Segment Information (Details) - Schedule of Company Revenue - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 14,748,551	$ 24,059,556	$ 27,169,935
Cable and wire harness [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	13,626,836	22,212,627	24,485,584
Connectors [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 1,121,715	$ 1,846,929	$ 2,684,351